Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Organigram Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Amortisation of acquired intangibles	£ 2
ITC Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates	29.38%	29.42%	29.46%	29.57%
Gain on disposal of ownership	£ 6	£ 17	£ 25
Group's portion of charges related to stocks destroyed		£ 4
Kamaran Industry & Investment Company
Disclosure Of Transactions Between Related Parties [Line Items]
Impairment charge on investment	18
Tisak d.d.
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates					26.00%
Reclassified foreign exchange previously recognised in other comprehensive income	£ 2